NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.   NATURE OF OPERATIONS

Fortuna Mining Corp. (the “Company”), formerly Fortuna Silver Mines Inc., is a publicly traded company incorporated and domiciled in British Columbia, Canada. The Company’s name was changed on June 20, 2024.

The Company is engaged in precious and base metal mining and related activities in Argentina, Burkina Faso, Côte d’Ivoire, Mexico, Peru and Senegal. The Company operates the open pit Lindero gold mine (“Lindero”) in northern Argentina, the underground Yaramoko gold mine (“Yaramoko”) in southwestern Burkina Faso, the open pit Séguéla gold mine (“Séguéla”) in southwestern Côte d’Ivoire, the underground Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru, the underground San Jose silver and gold mine (“San Jose”) in southern Mexico, and is in a preliminary economic assessment stage of development at the Diamba Sud gold project in Senegal. Subseqent to December 31, 2024, the Company entered into a binding letter agreement for the sale of its 100% interest in Compania Minera Cuzcatlan S.A. de C.V., which owns the San Jose mine. The sale is expected to complete in the first quarter of 2025 (see Note 32).

The Company’s common shares are listed on the New York Stock Exchange (the “NYSE”) under the trading symbol FSM and on the Toronto Stock Exchange (the “TSX”) under the trading symbol FVI.

As at December 31, 2024, the Company’s head office was located at Suite 650 - 200 Burrard Street, Vancouver, British Columbia V6C 3L6, Canada. In January 2025, the Company relocated its head office to Suite 820 - 1111 Melville Street, Vancouver, British Columbia V6E 3V6, Canada. As at December 31, 2024, the Company’s registered office was located at Suite 3500 - 1133 Melville Street, Vancouver, British Columbia V6E 4E5, Canada.